TRADE ACCOUNTS RECEIVABLE - Trade accounts receivable by maturity (Details) - Trade accounts receivable - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
TRADE ACCOUNTS RECEIVABLE
Financial assets	R$ 3,035,817	R$ 2,537,058
Neither past due nor impaired | Current
TRADE ACCOUNTS RECEIVABLE
Financial assets	2,552,459	2,119,188
Past due but not impaired | Up to 30 days
TRADE ACCOUNTS RECEIVABLE
Financial assets	180,909	291,050
Past due but not impaired | From 31 to 60 days
TRADE ACCOUNTS RECEIVABLE
Financial assets	148,388	54,845
Past due but not impaired | From 61 to 90 days
TRADE ACCOUNTS RECEIVABLE
Financial assets	20,448	10,982
Past due but not impaired | From 91 to 120 days
TRADE ACCOUNTS RECEIVABLE
Financial assets	20,680	7,446
Past due but not impaired | From 121 to 180 days
TRADE ACCOUNTS RECEIVABLE
Financial assets	17,899	6,285
Past due but not impaired | More than 180 days
TRADE ACCOUNTS RECEIVABLE
Financial assets	R$ 95,034	R$ 47,262